GENERAL - Senior Secured Credit Facility (Narrative) (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Oct. 26, 2018 USD ($)
Line of Credit Facility [Line Items]
Gross proceeds of subordinated debt	$ 12,000
Subordinated Debt [Member] | Certain Institutional Investor [Member]
Line of Credit Facility [Line Items]
Gross proceeds of subordinated debt		$ 12,000
Subordinated promissory note term		2 years
Annual coupon rate of subordinated notes		5.00%
Built-in increase in interest rate		5.00%
Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate to be paid per annum in cash or in kind	4.00%
Unused fee (as a percent)	0.50%
Original issue discount (as a percent)	2.50%
Initial warrants received by investor | shares	25,000
Additional warrants | shares	75,000
Unregistered common shares issued | shares	106,705
Value of unregistered common shares issued	$ 200
Share price | $ / shares	$ 1.87
Credit facility warrants, maturity term	7 years
Credit Facility [Member] | Subordinated Debt [Member]
Line of Credit Facility [Line Items]
Subordinated Debt	$ 32,909
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)	2.25%
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)	4.50%
Credit Facility [Member] | Ebitda Leverage Ratio Greater Than Or Equal To 2.50 Times [Member]
Line of Credit Facility [Line Items]
Interest margin	8.00%
EBITDA leverage ratio	2.5
Credit Facility [Member] | EBITDA Leverage Ratio Less Tan 2.50x [Member]
Line of Credit Facility [Line Items]
Interest margin	7.00%
EBITDA leverage ratio	2.5
Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount				$ 20,000
Current borrowing capacity				1,000
Gross draw down amount			$ 4,000
Initial Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity				10,000
Incremental Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity				$ 10,000